Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 36	$ 54